Provisions	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions

12	Provisions

	Gaming tax and legal provisions $ 'millions	iGaming Closure and other $ 'millions	Total $ 'millions
At January 1, 2025	6	2	8
Provided in the period	—	23	23
Amounts transferred to accruals during the period	(1)	—	(1)
Effects of movements in exchange rates	1	—	1
At June 30, 2025	6	25	31
Provisions	6	24	30
Provisions - Non-current	—	1	1
Total provisions	6	25	31
Provisions have been made based on the Group’s best estimate of the future cash flows, taking into account the risks and uncertainty of timing associated with each obligation.
Gaming tax and legal provisions
The Group is subject to withholding, indirect and gaming taxes in the jurisdictions in which it operates. The Group records provisions for taxes in certain jurisdictions where the interpretation of tax legislation is uncertain or where the Group continues to challenge the interpretations and the likelihood of tax being payable is considered probable.
Provisions are raised for these matters based on the best estimate based on the individual facts and circumstances. Assessments made rely on advice from legal counsel and management’s assessment of judgments reached on cases in similar jurisdictions, as well as estimates and assumptions which may involve a series of complex judgments about future events. To the extent that the final outcome of these matters is different than the amounts recorded, such differences may impact the Group’s financial results in the period in which such determination is made.
iGaming Closure
As at June 30, 2025, the Group decided to close its US iGaming operations. This has resulted in the recognition of an onerous contract provision to the value of $22.6 million relating to the unavoidable costs of fulfilling the market access contracts, as shown in the table above. This has been included as a provision in the unaudited condensed consolidated interim statement of financial position, with a corresponding expense being recognized in the unaudited condensed consolidated interim statement of profit and loss and other comprehensive income.